Short Team Investments - Available for Sale - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Short term investments average maturity period	1 year 4 months 13 days	1 year 4 months 6 days